NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2020	Jul. 15, 2020	Dec. 23, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jan. 20, 2023	Jan. 01, 2016
Short-Term Debt [Line Items]
Debt Instrument, Face Amount										$ 575,000
Naturalshrimp Incorporated [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 35,000		$ 35,000
Debt instrument interest rate											2.00%
Gain on Vero Blue debt settlement				2,383,088		2,383,088		$ 815,943
Note payable				$ 96,000		$ 96,000		96,000	96,000
Promissory Note A [Member] | VBF [Member] | Naturalshrimp Incorporated [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 3,000,000
Debt payment term	36 months
Debt instrument interest rate	5.00%
Promissory Note B [Member] | VBF [Member] | Naturalshrimp Incorporated [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 2,000,000
Debt instrument interest rate	5.00%
Promissory Notes A and B [Member] | Naturalshrimp Incorporated [Member]
Short-Term Debt [Line Items]
Repayments of Debt			$ 4,500,000
Promissory Note [Member] | Naturalshrimp Incorporated [Member] | Williams [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 383,604
Debt instrument periodic payment		$ 8,000
Note payable, less current maturities								215,604	311,604
Note payable								$ 96,000	$ 96,000